Financial instruments and risk management (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments And Risk Management
Net income (loss) from derivative operations	R$ (42,513)	R$ (78,964)	R$ (210,397)
Income (loss) from operations with other derivatives	R$ (165,780)	R$ 19,587	R$ 39,173